Summary of Significant Accounting Policies Basis of Presentation - Schedule Of Earnings Per Share Basic And Diluted (Detail) - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Numerator:
Allocation of net income (loss), as adjusted	$ 8,997,219	$ 19,314,054	$ (20,061,109)	$ 4,822,073
Common Class A [Member]
Numerator:
Allocation of net income (loss), as adjusted	$ 7,197,775	$ 15,451,243
Denominator:
Basic and diluted weighted average shares outstanding	40,000,000	40,000,000	22,451,613	40,000,000
Basic and diluted net income (loss) per ordinary share	$ 0.18	$ 0.39	$ (0.62)	$ 0.10
Common Class A [Member] | Common Stock [Member]
Numerator:
Allocation of net income (loss), as adjusted			$ (13,879,256)	$ 3,857,658
Common Class B [Member]
Numerator:
Allocation of net income (loss), as adjusted	$ 1,799,444	$ 3,862,811
Denominator:
Basic and diluted weighted average shares outstanding	10,000,000	10,000,000	10,000,000	10,000,000
Basic and diluted net income (loss) per ordinary share	$ 0.18	$ 0.39	$ (0.62)	$ 0.10
Common Class B [Member] | Common Stock [Member]
Numerator:
Allocation of net income (loss), as adjusted			$ (6,181,853)	$ 964,415